Adoption of Long-Duration Targeted Improvements (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Liability for Future Policy Benefit, Activity
The following table presents the Successor Company rollforward of life-contingent payout annuities from the acquired balance measured before adoption, to the opening balance as of the adoption date:

Balance as of July 1, 2021	$14,613
Change in discount rate assumptions	(2,280)
Change in cash flow assumptions and other activity	(554)
Adjusted balance as of July 1, 2021	$11,779

Less: reinsurance recoverables	(2,938)
Adjusted balance as of July 1, 2021, net of reinsurance	$8,841
The following table presents a rollforward of MRB liabilities associated with VA, from the acquired balance measured before adoption, to the opening balance as of the adoption date:

Balance as of July 1, 2021	$—
Addition of existing balances [1]	261
Fair value adjustments	399
Adjusted balance as of July 1, 2021	$660

Less: ceded market risk benefits [2]	(776)
Adjusted balance as of July 1, 2021, net of reinsurance	$(116)
[1]Associated reserves were previously recorded within reserve for future policy benefits and other policyholder funds and benefits payable on the balance sheets.
[2]Included within reinsurance recoverables on the balance sheets.
The Company’s LFPBs consists only of the liability associated with limited pay annuities (e.g., single premium immediate annuities) with life contingencies. As this business has no future expected premiums, the following table presents a rollforward of the present value of expected future policy benefits for life-contingent payout annuities:

	Year Ended December 31,
	2023	2022
Beginning balance	$8,335	$11,617
Beginning balance at original discount rate	11,048	11,571
Effect of actual variances from expected experience due to mortality	(17)	2
Effect of changes in cash flow assumptions	(90)	(23)
Adjusted beginning balance at original discount rate	10,941	11,550

Issuances [1]	147	138
Interest accrual [2]	127	62
Benefit payments	(697)	(702)
Ending balance at original discount rate	10,518	11,048

Cumulative effect of changes in discount rate assumptions	(2,059)	(2,713)
Ending balance	8,459	8,335

Other business [3]	215	225
Adjusted ending balance	8,674	8,560

Less: reinsurance recoverables	(5,083)	(4,992)
Adjusted ending balance, net of reinsurance	$3,591	$3,568
[1]Issuances are included within premiums in the statements of operations.
[2]Interest accretion (expense) is recorded as a component of benefits and losses in the statements of operations.
[3]Represents fully reinsured blocks, whose activity is not included in the table above.
The following is a reconciliation of premiums to the statements of operations:

	Year Ended December 31,
	2023	2022
Life-contingent payout annuities	$147	$138
Reconciling items [1]	(59)	(39)
Total premiums	$88	$99
[1]Reconciling items represent premiums related to fully reinsured traditional life insurance and other lines of business, net of reinsured premiums.
The following presents supplemental disclosures related to the present value of expected future policy benefits for life-contingent payout annuities:

	Year Ended December 31,
	2023	2022
Undiscounted expected future benefits and expenses	$18,127	$18,696

Weighted-average duration of the liability (in years)	11.9	11.7
Weighted-average interest accretion rate	1.3%	0.6%
Weighted-average discount rate	4.9%	5.3%

Accounting Standards Update and Change in Accounting Principle
The following table presents a rollforward of VOBA associated with VA and negative VOBA associated with life-contingent payout annuities, from the acquired balance measured before adoption, to the opening balance as of the adoption date:

	Value of Business Acquired	Negative VOBA [1]
Balance, as of July 1, 2021	$565	$17
Establishment of market risk benefits	(200)
Change in discount rate assumptions for the liability for future policy benefits [2]		2,280
Change in cash flow assumptions and other activity for the liability for future policy benefits		554
Adjusted balance, as of July 1, 2021	$365	$2,851
[1]Included within other policyholder funds and benefits payable on the balance sheets.
[2]Relates to the change from a risk-free discount rate to a upper-medium grade (or low credit risk), fixed-income instrument yield.
The following table summarizes the effects of adoption on the applicable financial statement line items on the balance sheet as of December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Assets
Reinsurance recoverables	$40,400	$(1,177)	$39,223
Market risk benefits	—	325	325
Value of business acquired and deferred acquisition costs	518	(22)	496
Deferred income taxes	1,120	(241)	879
Other assets	453	(12)	441
Total assets	$152,866	$(1,127)	$151,739

Liabilities and Stockholder's Equity
Liabilities
Reserve for future policy benefits	$21,432	$(2,694)	$18,738
Other policyholder funds and benefits payable	31,320	507	31,827
Market risk benefits	—	1,204	1,204
Funds withheld liability	10,485	(11)	10,474
Other liabilities	2,018	(1,037)	981
Total liabilities	152,510	(2,031)	150,479

Stockholder's Equity
Accumulated other comprehensive loss	(2,166)	507	(1,659)
Retained earnings	639	397	1,036
Total stockholder's equity	356	904	1,260

Total liabilities and stockholder's equity	$152,866	$(1,127)	$151,739
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of operations for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Revenues
Premiums	$109	$(10)	$99
Policy charges and fee income	506	3	509
Investment and derivative related losses, net	(10)	(66)	(76)
Total revenues	1,383	(73)	1,310

Benefits, Losses, and Expenses
Benefits and losses	606	(85)	521
Change in market risk benefits	—	(295)	(295)
Amortization value of business acquired and deferred acquisition costs	79	(18)	61
Total benefits, losses, and expenses	986	(398)	588

Income before income taxes	397	325	722

Income tax expense	38	69	107
Net income	$359	$256	$615

The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of operations for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Revenues
Premiums	$31	$(5)	$26
Policy charges and fee income	410	24	434
Investment and derivative related losses, net	(20)	(30)	(50)
Total revenues	919	(11)	908

Benefits, Losses, and Expenses
Benefits and losses	285	(124)	161
Change in market risk benefits	—	2	2
Amortization value of business acquired and deferred acquisition costs	90	(66)	24
Insurance operating costs and other expenses	213	(1)	212
Total benefits, losses, and expenses	588	(189)	399

Income before income taxes	331	178	509

Income tax expense	51	37	88
Net income	$280	$141	$421
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of comprehensive loss for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$359	$256	$615

Other comprehensive loss
Unrealized loss on available-for-sale securities	(2,129)	(477)	(2,606)
Gain related to discount rate for reserve for future policy benefits	—	873	873
Gain related to credit risk for market risk benefits	—	96	96
Other comprehensive loss	(2,156)	492	(1,664)

Comprehensive loss	$(1,797)	$748	$(1,049)
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of comprehensive loss for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$280	$141	$421

Other comprehensive income
Unrealized loss on available-for-sale securities	(10)	(6)	(16)
Gain related to discount rate for reserve for future policy benefits	—	(14)	(14)
Gain related to credit risk for market risk benefits	—	35	35
Other comprehensive income (loss)	(10)	15	5

Comprehensive income	$270	$156	$426
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of cash flows for the year ended December 31, 2022 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$359	$256	$615
Adjustments to reconcile net income to net cash provided by operating activities
Investment and derivative related losses, net	10	66	76
Amortization of value of business acquired and deferred acquisition costs	79	(18)	61
Amortization of unearned revenue reserve	(33)	(35)	(68)
Deferred income tax expense	56	68	124
Interest credited on investment and universal life-type contracts	534	(53)	481
Change in market risk benefits	—	(295)	(295)
Other operating activities, net	(38)	(2)	(40)

Change in operating assets and liabilities
Reinsurance recoverables	(758)	17	(741)
Reserve for future policy benefits	230	(2)	228
Other assets and liabilities	93	(2)	91
Net cash provided by operating activities	$880	$—	$880
The following table summarizes the effects of adoption on the applicable financial statement line items in the statement of cash flows for the period of July 1, 2021 to December 31, 2021 (Successor Company):

	Reported	Adoption	Adjusted
Net income	$280	$141	$421
Adjustments to reconcile net income to net cash used for operating activities
Investment and derivative related losses, net	20	30	50
Amortization of value of business acquired and deferred acquisition costs	90	(66)	24
Amortization of unearned revenue reserve	—	—	—
Deferred income tax expense	138	36	174
Change in market risk benefits	—	2	2
Other operating activities, net	(208)	(65)	(273)

Change in operating assets and liabilities
Reinsurance recoverables	(63)	34	(29)
Reserve for future policy benefits	(40)	(113)	(153)
Other assets and liabilities	(132)	1	(131)
Net cash used for operating activities	$(376)	$—	$(376)